Property and Equipment	9 Months Ended
Jan. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 2. Property and Equipment

Property and equipment is recorded at cost and consists of laboratory equipment, leasehold improvements, furniture and fixtures, and computer equipment and software. Depreciation is calculated on a straight-line basis over the estimated useful lives of the various assets ranging from three to seven years. Property and equipment consisted of the following (table in thousands):

	January 31,	April 30,
	2016	2015
	(unaudited)
Furniture and fixtures	$73	$70
Computer equipment and software	710	685
Laboratory equipment	641	493
Leasehold improvements	2	2

Total property and equipment	1,426	1,250
Less: Accumulated depreciation	(912)	(798)

Property and equipment, net	$514	$452

Depreciation expense, excluding expense recorded under capital lease, was $31,000 and $52,000 for the three months ended January 31, 2016 and 2015, respectively, and $95,000 and $166,000 for the nine months ended January 31, 2016 and 2015, respectively. As of January 31, 2016 and April 30, 2015, property, plant and equipment included assets held under capital lease of $124,000. Related depreciation expense was $6,000 and $6,000, respectively, for the three months ended January 31, 2016 and 2015, and $19,000 and $12,000 for the nine months ended January 31, 2016 and 2015, respectively.

Capital Lease

In November 2014, the Company entered into a lease for laboratory equipment. The lease is a capital lease that has costs of approximately $149,000 and matures on November 2019. The current monthly capital lease payment is approximately $3,000.

The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of January 31, 2016 (table in thousands):

For the Years Ended April 30,	Total
2016 (remaining)	$6
2017	24
2018	25
2019	27
2020	16

Total minimum payments	98
Less: amount representing interest	(10)
Present value of minimum payments	88
Less: current portion	(24)
$64

The present value of minimum future obligations shown above is calculated based on an interest rate of 5%. The short-term and long-term components of the capital lease obligation are included in accrued liabilities and other non-current liabilities, respectively at January 31, 2016 and April 30, 2015.